Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
11.
Net Income (Loss) Per Share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	June 30,
	2023	2022
Numerator
Net loss	$(14,845)	$(51,080)
Net loss attributable to ordinary shareholders—basic and diluted	$(14,845)	$(51,080)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	65,140,334	53,587,167
Net loss per share attributable to ordinary shareholders— basic and diluted	$(0.23)	$(0.95)

The Company used the treasury stock method to determine the number of dilutive shares. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the six months ended June 30, 2023 and 2022 because including them would have had an anti-dilutive effect:

	June 30,
	2023	2022
Unvested ordinary shares	1,391	27,029
Share options	9,621,457	8,311,290
Restricted share units	1,196,708	535,117
Total	10,819,556	8,873,436